Securities - Summary of Securities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Securities	R$ 58,179,955	R$ 49,590,013
Interbank certificate deposits	194,892	111,927	R$ 123,817
Investment funds | XP Vida e Previdência S.A.
Disclosure of financial assets [line items]
Securities	26,336,326	10,625,520
Bank deposit certificates
Disclosure of financial assets [line items]
Interbank certificate deposits	194,892	111,927
Specially Constituted Investment Fund
Disclosure of financial assets [line items]
Securities	31,921,400	13,387,913
Gross carrying amount
Disclosure of financial assets [line items]
Securities	58,093,981	49,157,111
Gross carrying amount | Available portfolio
Disclosure of financial assets [line items]
Securities	56,899,391	49,157,111
Gross carrying amount | Brazilian government bonds
Disclosure of financial assets [line items]
Securities	15,577,753	30,752,903
Gross carrying amount | Investment funds
Disclosure of financial assets [line items]
Securities	28,520,788	11,216,914
Gross carrying amount | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	4,768,724	3,802,610
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Securities	4,493,406	1,111,595
Gross carrying amount | Structured transaction certificate
Disclosure of financial assets [line items]
Securities	235,794	485,012
Gross carrying amount | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	352,770	371,455
Gross carrying amount | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	573,374	359,607
Gross carrying amount | Certificate of real estate receivable
Disclosure of financial assets [line items]
Securities	568,347	97,606
Gross carrying amount | Financial credit bills
Disclosure of financial assets [line items]
Securities	663,236	81,465
Gross carrying amount | Others
Disclosure of financial assets [line items]
Securities	1,145,199	877,944
Gross carrying amount | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	1,194,590	0
Gross carrying amount | Us government bonds
Disclosure of financial assets [line items]
Securities	1,194,590	0
Fair value
Disclosure of financial assets [line items]
Securities	58,179,955	49,590,013
Fair value | Available portfolio
Disclosure of financial assets [line items]
Securities	56,985,365	49,590,013
Fair value | Brazilian government bonds
Disclosure of financial assets [line items]
Securities	15,582,410	31,129,671
Fair value | Investment funds
Disclosure of financial assets [line items]
Securities	28,520,788	11,221,774
Fair value | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	4,768,724	3,802,470
Fair value | Debentures
Disclosure of financial assets [line items]
Securities	4,522,150	1,114,967
Fair value | Structured transaction certificate
Disclosure of financial assets [line items]
Securities	270,225	515,960
Fair value | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	356,313	372,329
Fair value | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	579,224	363,721
Fair value | Certificate of real estate receivable
Disclosure of financial assets [line items]
Securities	575,717	96,930
Fair value | Financial credit bills
Disclosure of financial assets [line items]
Securities	669,819	82,209
Fair value | Others
Disclosure of financial assets [line items]
Securities	1,139,995	889,982
Fair value | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	1,194,590	0
Fair value | Us government bonds
Disclosure of financial assets [line items]
Securities	R$ 1,194,590	R$ 0